Note 7 - Commitments & Contingencies (Detail) - Minimum Lease Payments (USD $)	Dec. 31, 2013	Dec. 31, 2012
Within one year		$ 108,231
	87,303
	195,534
	17,978	(17,978)
		$ 177,556